Intangible Asset (Details Narrative) - USD ($)		12 Months Ended
	Nov. 10, 2020	Apr. 30, 2021
Purchase of assets, shares	35,000
Shares issued in connection with purchase of trademark	$ 35,351	$ 35,351
Warrants issued in connection with purchase of trademark		$ 50,232
Trademark Assignment Agreement [Member]
Trademark for cash	$ 30,000
Purchase of assets, shares	35,000
Warrants purchase	50,000
Excercise price of warrants	$ 0.50
Warrants term	10 years
Shares issued in connection with purchase of trademark	$ 35,351
Warrants issued in connection with purchase of trademark	50,232
Trademark purchase price	$ 115,583